Related Party Transactions - Schedule of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Other receivables	¥ 88,038		¥ 23,944		$ 13,492
Amount due to related parties	124,192		25,106		$ 19,033
Purchase from related parties	520,793		58,459	¥ 18,235
A related party	2,889,441	$ 442,826	2,112,170	1,311,852
Interest expense from related party				333
Xiaomi
Related Party Transaction [Line Items]
Accounts receivable from a related party	609,094		707,947
Sales receivable from related party	88,029		23,908
Other receivables	9		36
Advertising and promotion expenses payable			12,919
Purchase payable	2,463		12,187
Research and development expenses payable	408
Purchase from related parties	50,843		43,037	18,235
A related party	2,889,441		2,112,170	1,311,852
Research and development expenses	1,915		657
Commission expenses	77,163		58,874	20,824
Advertising and promotion expenses	20,060		22,977	3,774
Selling and marketing expenses, total	97,223		81,851	24,598
Interest expense from related party				440
Interest income				¥ 107
Foshan Wanwuhulian Trade Co., Limited
Related Party Transaction [Line Items]
Purchase payable	121,321
Purchase from related parties	¥ 469,950		¥ 15,422